Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Basic and Diluted

	Three months ended December 31,
	2025		2024
	Class A	Class B	Class A	Class B
Basic net loss per share:
Numerator:
Allocation of net loss	$(9,803)	$(322)	$(18,754)	$(1,085)
Denominator:
Weighted-average shares outstanding	61,053,860	2,004,901	36,324,198	2,101,368
Basic net loss per share	$(0.16)	$(0.16)	$(0.52)	$(0.52)

Diluted net loss per share:
Numerator:
Allocation of net loss	$(9,803)	$(322)	$(18,754)	$(1,085)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(322)	—	(1,085)	—
Allocation of net loss	$(10,125)	$(322)	$(19,839)	$(1,085)

Denominator:
Number of shares used in basic earnings per share calculation	61,053,860	2,004,901	36,324,198	2,101,368
Conversion of Class B to Class A Common Stock	2,004,901	—	2,101,368	—
Number of shares used in per share computation	63,058,761	2,004,901	38,425,566	2,101,368
Diluted net loss per share	$(0.16)	$(0.16)	$(0.52)	$(0.52)

	Year ended September 30,
	2025		2024
	Class A	Class B	Class A	Class B
Basic net loss per share:
Numerator:
Allocation of net loss	$(44,072)	$(2,059)	$(18,452)	$(1,582)
Deemed dividend from warrant price adjustment	—	—	(609)	(52)
Net loss available to common stockholders	$(44,072)	$(2,059)	$(19,061)	$(1,634)
Denominator:
Weighted-average shares outstanding	43,435,887	2,029,216	26,175,279	2,244,314
Basic net loss per share	$(1.01)	$(1.01)	$(0.73)	$(0.73)

Diluted net loss per share:
Numerator:
Net loss available to common stockholders	$(44,072)	$(2,059)	$(19,061)	$(1,634)
Change in fair value of PIPE make-whole liability	—	—	(764)	(66)
Change in fair value of liability-classified warrants	—	—	(634)	(54)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(2,059)	—	(1,754)	—
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	—	—	—	63
Allocation of net loss	$(46,131)	$(2,059)	$(22,213)	$(1,691)
Denominator:
Number of shares used in basic earnings per share calculation	43,435,887	2,029,216	26,175,279	2,244,314
Shares issuable in satisfaction of PIPE make-whole liability	—	—	727,223	—
Shares issuable under liability-classified warrants	—	—	336,205	—
Conversion of Class B to Class A Common Stock	2,029,216	—	2,244,314	—
Number of shares used in per share computation	45,465,103	2,029,216	29,483,021	2,244,314
Diluted net loss per share	$(1.01)	$(1.01)	$(0.75)	$(0.75)

Schedule of Antidilutive Shares

The potential shares of Class A Common Stock that were excluded from the computation of diluted net loss per share for the periods presented because including them would have an antidilutive effect were as follows:

	Three months ended December 31,
	2025	2024
Warrants	25,705,732	15,518,780
Shares potentially issuable under earnout arrangements	3,500,000	4,785,618
RSAs	4,517,500	—
RSUs	5,726,187	5,647,935
Stock options	2,114,617	2,689,792
Total	41,564,036	28,642,125

	Year ended September 30,
	2025	2024

Public Warrants and Private Warrants	9,000,000	9,000,000
Other common stock warrants	15,705,732	7,518,780
Earnout Shares	3,500,000	3,500,000
Shares potentially issuable under Rage Earnout	642,809	1,285,618
RSAs	4,872,500	—
RSUs	9,546,008	4,463,253
Stock options	2,452,324	2,740,846
Total	45,719,373	28,508,497